Operating leases	3 Months Ended
Mar. 31, 2026
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for three months ended March 31, 2026 and March 31, 2025 were as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
	(in thousands)
Operating lease costs	$10,780	$11,199
Income from sub-leases	(379)	(768)
Net operating lease costs	$10,401	$10,431

Of the total cost of $10.4 million incurred in the three months ended March 31, 2026 (March 31, 2025: $10.4 million), $8.7 million (March 31, 2025: $8.9 million) is recorded within selling, general and administration costs and $1.7 million (March 31, 2025: $1.5 million) is recorded within direct costs.

During the three months ended March 31, 2026 and March 31, 2025, costs incurred by the Group related to variable lease payments were de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended March 31, 2026, totaled $5.0 million (March 31, 2025: $7.0 million).

The weighted average remaining lease term and weighted-average discount rate at March 31, 2026 were 5.73 years and 3.84%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2025 were 5.96 years and 4.04%, respectively.

Future minimum lease payments under non-cancelable leases as of March 31, 2026 were as follows:

(in thousands)
Year 1	$40,077
Year 2	35,506
Year 3	26,223
Year 4	19,239
Year 5	10,721
Thereafter	30,662
Total future minimum lease payments	162,428
Lease imputed interest	(15,899)
Total	$146,529
Operating lease liabilities are presented as current and non-current. As at March 31, 2026, operating lease liabilities of $35.2 million have been included in Other liabilities (December 31, 2025: $36.3 million) and $111.3 million have been classified as Non-Current Lease Liabilities (December 31, 2025: $117.1 million).